Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

6.      Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Cost:
Computers and electronic equipment	12,098,631	17,687,368
Office furniture	266,252	295,587
Leasehold improvement	1,550,648	2,633,754
Transportation equipment	41,014	41,014
Buildings	—	191,286,310
Construction in progress	165,221,605	170,184
Less: Accumulated depreciation	(9,524,568)	(12,272,017)
Property, plant and equipment, net	169,653,582	199,842,200

Depreciation expenses recognized for the six months ended June 30, 2023 and 2024 were RMB2,163,710 and RMB2,747,323, respectively.

As of December 31, 2023 and June 30, 2024, buildings with net book value of nil and RMB172,061,901 was pledged as collateral under a loan arrangement, respectively. Also see Note 10.

6.      Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Cost:
Computers and electronic equipment	9,537,316	12,098,631
Office furniture	266,252	266,252
Leasehold improvement	1,550,648	1,550,648
Transportation equipment	41,014	41,014
Construction in progress	16,119,419	165,221,605
Less: Accumulated depreciation	(6,087,694)	(9,524,568)
Property, plant and equipment, net	21,426,955	169,653,582

Depreciation expenses recognized for the years ended December 31, 2021, 2022 and 2023 were RMB2,510,398, RMB3,353,055 and RMB3,436,716, respectively.